NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2019
NATURE OF BUSINESS
NOTE 1 - NATURE OF BUSINESS
Organization

WeTrade Group Inc. was incorporated in the State of Wyoming on March 28, 2019. WeTrade Group Inc. is in the business of providing an online membership-based e-commerce platform services in China that will provide a unique and aggregate information on hotels, flights, travelling packages and other travelling products that enable customers to make informed and cost-effective hotel, flight and other travelling packages bookings. In addition, the company intends to incorporate into its business plan advanced technologies including big data and artificial intelligence to optimize user experience and incentivize members to promote platform as well as share products with their social contacts. The Company e-commerce platform is currently in operation and its website is www.wetradegroup.net.

Currently, the Company owns 100% of UTour Pte. Ltd, a Singapore business company incorporated on March 23, 2018. On December 12 ,2019, the Company acquired 100% of WeTrade Information Technology Limited, a Hong Kong holding company incorporate on September 4, 2019 from our CFO, Mr. Che Kean Tat at nominal consideration. WeTrade Information Technology Limited owns 100% of Yueshang Information Technology (Beijing) Limited, a China WOFE company incorporated on September 4, 2019. The purpose of the acquisition was to enable the company to conduct future operations in China.